UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6548

Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio (NXP)
	December 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 98.2%
	Alaska – 1.9%
$ 2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/23	12/13 at 100.00	A+ (4)	$ 2,861,273
	(Pre-refunded 12/01/13) – MBIA Insured
2,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,653,475
	Series 2006A, 5.000%, 6/01/46
4,975	Total Alaska			4,514,748
	Arkansas – 0.4%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa3	824,492
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured
	California – 5.9%
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	1,569,740
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	AA–	3,701,889
	6.000%, 5/01/14
1,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	1,077,410
	Project, Series 2009, 6.750%, 2/01/38
2,645	Cypress Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	AAA	576,478
	Bonds, Series 2009A, 0.000%, 5/01/34 – FSA Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,523,500
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,130	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	1,135,526
	Series 2001A, 5.125%, 7/01/41 – FGIC Insured
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 –	5/10 at 100.00	A+	367,362
	AMBAC Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	A	431,920
	Series 2007, 0.000%, 8/01/23 – NPFG Insured
590	Palomar Pomerado Health, Calfornia, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa2	584,838
750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	539,438
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AA+	308,925
	Series 2007, 0.000%, 10/01/30 – AMBAC Insured
16,955	Total California			13,817,026
	Colorado – 11.3%
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	1,851,215
	2002A, 5.500%, 3/01/22 (ETM)
690	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	758,558
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
390	Colorado Water Resources and Power Development Authority, Small Water Resources Revenue Bonds,	11/10 at 100.00	A	393,038
	Series 2000A, 5.800%, 11/01/20 – FGIC Insured
6,815	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	7,557,017
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	5,154,400
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	3,392,790
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
500	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	A+	498,590
	SYNCORA GTY Insured

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	1,565,050
	(Pre-refunded 9/01/10) – NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	A	1,678,625
	NPFG Insured
3,160	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	N/R (4)	3,443,326
	5.500%, 6/15/20 (Pre-refunded 6/15/11) – AMBAC Insured
38,755	Total Colorado			26,292,609
	District of Columbia – 0.0%
60	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	4/10 at 101.00	A	60,632
	10/01/29 – AMBAC Insured
	Florida – 7.5%
2,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.375%, 6/01/46	6/16 at 100.00	A–	1,876,780
5,000	Jacksonville Health Facilities Authority, Florida, Revenue Bonds, Ascension Health, Series	11/12 at 101.00	Aa1	5,083,650
	2002A, 5.250%, 11/15/32
10,000	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	10,594,000
	2002-17, 5.000%, 10/01/17
17,000	Total Florida			17,554,430
	Illinois – 13.9%
1,965	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	A	1,171,513
	Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured
2,600	Chicago Heights, Illinois, General Obligation Corporate Purpose Bonds, Series 1993, 5.650%,	6/10 at 100.00	A	2,653,248
	12/01/17 – FGIC Insured
195	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	213,954
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
805	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3 (4)	924,526
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	675,498
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	1,082,277
	Trust 1137, 9.082%, 7/01/46 (IF)
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	4,695,800
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	1,053,460
	2009, 6.875%, 8/15/38
2,100	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	1,891,722
	Centers, Series 2008A, 5.500%, 8/15/30
1,320	Illinois Health Facilities Authority, Revenue Bonds, Decatur Memorial Hospital, Series 2001,	10/11 at 100.00	A	1,348,868
	5.600%, 10/01/16
2,950	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	3,042,276
	6.000%, 7/01/17
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	2,341,840
	Series 2002, 6.250%, 1/01/17
100	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series	3/10 at 100.00	N/R	89,851
	1997, 5.000%, 8/15/21 – AMBAC Insured
3,125	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A	2,332,469
	Project, Series 1992A, 0.000%, 6/15/17 – FGIC Insured
810	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	270,726
	Project, Series 2002A, 0.000%, 6/15/30 – NPFG Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	5,190,650
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA+	1,345,825
	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
1,000	5.000%, 12/15/19 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,085,410
1,000	5.000%, 12/15/20 (Pre-refunded 12/15/11) – RAAI Insured	12/11 at 100.00	N/R (4)	1,085,410
33,195	Total Illinois			32,495,323

	Indiana – 6.8%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A (4)	1,153,200
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
1,770	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,027,606
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	959,130
	Indiana, Series 2007, 5.500%, 3/01/37
9,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	10,911,752
	5.125%, 7/01/21 (Pre-refunded 7/01/12) – NPFG Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	782,100
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
14,375	Total Indiana			15,833,788
	Iowa – 1.8%
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	733,260
	5.375%, 6/01/38
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	3,500,360
	5.600%, 6/01/34
5,000	Total Iowa			4,233,620
	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006,	7/16 at 100.00	A3	456,025
	4.875%, 7/01/36
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	762,945
	5.300%, 6/01/31 – NPFG Insured
1,250	Total Kansas			1,218,970
	Kentucky – 0.5%
1,100	Jefferson County, Kentucky, Health System Revenue Bonds, Alliant Health System Inc., Series	3/10 at 100.50	A (4)	1,109,427
	1998, 5.125%, 10/01/18 – MBIA Insured (ETM)
	Louisiana – 0.4%
1,100	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,017,038
	Series 2001B, 5.875%, 5/15/39
	Massachusetts – 2.2%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	481,310
	Series 2008E-1, 5.000%, 7/01/28
20	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	21,392
	System Inc., Series 2001C, 6.000%, 7/01/17
480	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AAA	523,824
	System Inc., Series 2001C, 6.000%, 7/01/17 (Pre-refunded 7/01/11)
1,985	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	1,991,769
1,055	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/10 at 100.00	A	1,030,556
	1997A, 5.000%, 1/01/37 – NPFG Insured
1,045	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/10 at 100.00	AA	1,033,954
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
5,085	Total Massachusetts			5,082,805
	Michigan – 1.6%
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/10 at 100.00	BB–	893,190
	Obligated Group, Series 1998A, 5.125%, 8/15/18
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,914,210
	Credit Group, Series 2002C, 5.375%, 12/01/30
3,900	Total Michigan			3,807,400
	Missouri – 0.7%
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	1,557,850
	2004B-1, 0.000%, 4/15/30 – AMBAC Insured
	Nevada – 4.7%
2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA–	2,567,750
	5.000%, 7/01/23 – AMBAC Insured

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
2,360	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	Caa2	339,297
4,070	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	Caa2	591,656
6,025	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	Caa2	1,541,014
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,677,270
	8.000%, 6/15/30
1,515	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 – FGIC Insured	6/12 at 100.00	A	1,531,559
2,555	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 (Pre-refunded	6/12 at 100.00	Baa1 (4)	2,839,755
	6/01/12) – FGIC Insured
20,525	Total Nevada			11,088,301
	New Hampshire – 0.2%
380	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	385,723
	2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
	New Jersey – 2.7%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,106,325
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,325	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,439,202
1,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,121,840
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,731,100
	Series 2007-1A, 5.000%, 6/01/41
7,325	Total New Jersey			6,398,467
	New Mexico – 2.2%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	AAA	980,020
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AAA	4,057,600
	7/01/25 – FSA Insured
5,000	Total New Mexico			5,037,620
	New York – 1.2%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	1,041,770
	Health, Series 2004, 5.050%, 2/15/25
1,215	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	A2	1,243,200
	Group, Series 2000A, 6.500%, 7/01/17
385	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	A2 (4)	399,295
	Group, Series 2000A, 6.500%, 7/01/17 (Pre-refunded 7/01/10)
2,600	Total New York			2,684,265
	North Carolina – 1.7%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,	1/19 at 100.00	A–	1,165,820
	6.750%, 1/01/24
2,195	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	3/10 at 100.00	A–	2,196,888
	1993B, 5.500%, 1/01/21
500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aa3	516,720
	11/01/17 – FGIC Insured
3,695	Total North Carolina			3,879,428
	Ohio – 0.6%
1,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	1,181,265
	Bonds, Senior Lien, Series 2007A-2, 6.000%, 6/01/42
300	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17	12/10 at 101.00	A2 (4)	317,322
	(Pre-refunded 12/01/10) – AMBAC Insured
1,800	Total Ohio			1,498,587
	Oklahoma – 2.0%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	779,990
	5.375%, 9/01/36

4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	4,001,240
	5.000%, 2/15/24
5,000	Total Oklahoma			4,781,230
	Pennsylvania – 0.5%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	BBB+	501,090
	Series 2003, 5.250%, 7/15/24
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	719,663
	AMBAC Insured
1,200	Total Pennsylvania			1,220,753
	Puerto Rico – 0.4%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,039,070
	2009A, 6.000%, 8/01/42
	South Carolina – 7.9%
1,250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	1,315,363
	GROWTH, Series 2004, 5.250%, 12/01/20
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	11,525,696
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	1,772,085
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
520	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	587,366
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,980	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,954,735
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
1,130	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	1,181,347
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
16,380	Total South Carolina			18,336,592
	Texas – 8.4%
5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB–	5,032,200
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,083,220
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
360	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel	3/10 at 100.00	AAA	360,472
	Revenue Bonds, Series 2001, 5.500%, 1/15/20 – FSA Insured
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	2,330,544
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
1,550	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	No Opt. Call	A	358,422
	0.000%, 11/15/30 – NPFG Insured
3,470	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	A	437,810
	2001A, 0.000%, 11/15/38 – NPFG Insured
2,805	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 52.47	A	408,212
	0.000%, 11/15/35 – NPFG Insured
45	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	45,855
	Series 2002A, 5.000%, 2/15/31
3,455	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	3,768,921
	Series 2002A, 5.000%, 2/15/31 (Pre-refunded 2/15/12)
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/16 at 35.23	AAA	392,579
	Bonds, Series 2007, 0.000%, 8/15/37
2,000	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	1,504,740
	Series 2008I, 0.000%, 1/01/43
2,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	1,742,380
	Series 2004, 6.000%, 12/01/34
465	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992, 6.000%, 5/15/16	5/12 at 100.00	Aa3 (4)	506,208
	(Pre-refunded 5/15/12) – MBIA Insured
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	AA+	1,657,285
	8/01/42 (Alternative Minimum Tax)
27,980	Total Texas			19,628,848

	Utah – 0.4%
775	Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease	11/11 at 100.00	AA+	824,879
	Program, Series 2001B, 5.250%, 5/15/24
	Virginia – 0.6%
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,312,665
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
	Washington – 6.9%
250	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	273,865
	Nuclear Project 2, Series 2002C, 5.500%, 7/01/17 – NPFG Insured
2,470	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	2,613,853
	Series 1989, 6.750%, 1/01/12 (ETM)
9,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA	10,097,880
	System, Series 2001A, 5.125%, 10/01/17 – NPFG Insured
2,105	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	2,119,672
	Series 2002, 6.500%, 6/01/26
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	931,425
	12/01/27 – NPFG Insured
16,690	Total Washington			16,036,695
	West Virginia – 0.5%
760	Marshall County, West Virginia, Special Obligation Refunding Bonds, Series 1992, 6.500%,	No Opt. Call	AAA	777,670
	5/15/10 (ETM)
500	West Virginia Hospital Finance Authority, Revenue Bonds, United Hospital Center Inc. Project,	6/16 at 100.00	A+	477,600
	Series 2006A, 4.500%, 6/01/26 – AMBAC Insured
1,260	Total West Virginia			1,255,270
	Wisconsin – 1.9%
785	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	850,964
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,005,140
	Services Inc., Series 2003A, 5.500%, 8/15/17
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	2,594,200
4,285	Total Wisconsin			4,450,304
$ 271,060	Total Municipal Bonds (cost $225,071,213)			229,278,855

Shares	Description (1)			Value
	Common Stocks – 0.0%
	Airlines – 0.0%
789	UAL Corporation, (5)			$ 10,186
	Total Common Stocks (cost $0)			10,186
	Total Long-Term Investments (cost $225,071,213) – 98.2%			229,289,041
Principal
Amount (000)	Description (1)			Value
	Short-Term Investments – 0.1%
$ 326	State Street Bank Euro Dollar Time Deposit, 0.010%, 1/04/10			$ 325,932
	Total Short-Term Investments (cost $325,932)			325,932
	Total Investments (cost $225,397,145) – 98.3%			229,614,973
	Other Assets Less Liabilities – 1.7%			3,867,124
	Net Assets – 100%			$ 233,482,097

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$229,278,855	$ —	$229,278,855
Common Stocks	10,186	—	—	10,186
Short-Term Investments	325,932	—	—	325,932
Total	$336,118	$229,278,855	$ —	$229,614,973

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $225,033,330.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 15,753,509
Depreciation	(11,171,866)
Net unrealized appreciation (depreciation) of investments	$ 4,581,643

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”)
filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,901 and 617 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 1,901 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 172 UAL common stock shares on
November 14, 2007. The remaining 789 shares of UAL common stock were still held by the Fund at
December 31, 2009.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        March 1, 2010